INCOME TAXES (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Benefit (Provision)

Income tax benefit (provision) included in our reported net loss consisted of the following (in thousands):

Year Ended December 31,
	2021	2020	2019
Current:
Federal	$—	$—	$—
State	—	—	—
Foreign	—	—	—
Total Current	—	—	—
Deferred:
Federal	—	—	—
State	—	—	—
Foreign	—	—	—
Total Deferred	—	—	—
Total income tax benefit (provision)	$—	$—	$—

Schedule of Income before Income Tax, Domestic and Foreign

The sources of loss from operations before income taxes were as follows (in thousands):

	Year Ended December 31,
	2021	2020	2019
Domestic	$(111,114)	$(202,831)	$(139,654)
Foreign	(3,624)	(7,865)	(12,113)
Total loss before income taxes	$(114,738)	$(210,696)	$(151,767)

Summary of Effective Income Tax Rate Reconciliation

The reconciliation of the federal statutory income tax rate to our effective income tax rate is as follows:

	Year Ended December 31,
	2021	2020	2019
Income tax benefit (provision) at U.S. statutory rate	$24,095	$44,246	$31,871
Share-based compensation	1,352	—	—
Impairment	—	—	—
Change in U.S. tax rate	—	—	—
Change in valuation allowance due to change in U.S. tax rate	—	—	—
U.S. state tax	4,333	8,563	7,529
Change in valuation allowance	(29,648)	(49,802)	(38,953)
Other	(132)	(3,007)	(447)
Total income tax benefit (provision)	$—	$—	$—

Schedule of Deferred Tax Assets and Liabilities

Significant components of our deferred tax assets and liabilities are as follows (in thousands):

	December 31,
	2021	2020
Deferred tax assets:
Capitalized engineering costs	$59,366	$45,865
Capitalized start-up costs	15,012	16,361
Compensation and benefits	14,740	4,475
Property, plant and equipment	—	10,569
Lease liability	15,514	5,977
Net operating loss carryforwards and credits:
Federal	80,246	68,515
State	13,406	11,449
Foreign	5,687	5,242
Other, net	1,593	3,329
Deferred tax assets	205,564	171,782
Less valuation allowance	(201,366)	(171,782)
Deferred tax assets, net of valuation allowance	4,198	—

Deferred tax liabilities
Property and equipment	(4,198)	—
Net deferred tax assets	$—	$—